ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable	56,121	41,726	6,697
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	56,121	41,726	6,697

The Group does not offer extended payment terms and all accounts receivable are unsecured and non-interesting bearing. The Group offers credit terms ranging from three to nine months to customers with long-term relationship and good credit history. For the years ended December 31, 2010, 2011 and 2012, accounts receivable of nil, nil and RMB553 (US$89) were written off after all collection efforts have ceased. No allowance for doubtful accounts was recognized as of December 31, 2011 and 2012.